S000068275 [Member] Investment Objectives and Goals - Franklin Templeton Moderately Conservative Model Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Templeton Moderately Conservative Model Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks a balance of capital appreciation and income.